Shareholder Report, Holdings (Details)	Mar. 31, 2026
Brandes International Equity Fund - Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Brandes International Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
Brandes International Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
Brandes International Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Brandes International Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.42%
Brandes International Equity Fund - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.72%
Brandes International Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.13%
Brandes International Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
Brandes International Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Brandes International Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Brandes International Equity Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Brandes International Equity Fund - Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Brandes International Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
Brandes International Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
Brandes International Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Brandes International Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.42%
Brandes International Equity Fund - Class C | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.72%
Brandes International Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.13%
Brandes International Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
Brandes International Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Brandes International Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Brandes International Equity Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Brandes International Equity Fund - Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Brandes International Equity Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
Brandes International Equity Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
Brandes International Equity Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Brandes International Equity Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.42%
Brandes International Equity Fund - Class I | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.72%
Brandes International Equity Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.13%
Brandes International Equity Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
Brandes International Equity Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Brandes International Equity Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Brandes International Equity Fund - Class I | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Brandes International Equity Fund - Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Brandes International Equity Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
Brandes International Equity Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
Brandes International Equity Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Brandes International Equity Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.42%
Brandes International Equity Fund - Class R6 | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.72%
Brandes International Equity Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.13%
Brandes International Equity Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
Brandes International Equity Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Brandes International Equity Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Brandes International Equity Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Brandes Global Equity Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Brandes Global Equity Fund - Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Brandes Global Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.27%
Brandes Global Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
Brandes Global Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
Brandes Global Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%
Brandes Global Equity Fund - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.89%
Brandes Global Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.74%
Brandes Global Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
Brandes Global Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Brandes Global Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Brandes Global Equity Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
Brandes Global Equity Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Brandes Global Equity Fund - Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Brandes Global Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.27%
Brandes Global Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
Brandes Global Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
Brandes Global Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%
Brandes Global Equity Fund - Class C | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.89%
Brandes Global Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.74%
Brandes Global Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
Brandes Global Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Brandes Global Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Brandes Global Equity Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
Brandes Global Equity Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Brandes Global Equity Fund - Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Brandes Global Equity Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.27%
Brandes Global Equity Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
Brandes Global Equity Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
Brandes Global Equity Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%
Brandes Global Equity Fund - Class I | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.89%
Brandes Global Equity Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.74%
Brandes Global Equity Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
Brandes Global Equity Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Brandes Global Equity Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Brandes Global Equity Fund - Class I | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
Brandes Emerging Markets Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.76%
Brandes Emerging Markets Value Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.17%
Brandes Emerging Markets Value Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Brandes Emerging Markets Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
Brandes Emerging Markets Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.33%
Brandes Emerging Markets Value Fund - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.78%
Brandes Emerging Markets Value Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.54%
Brandes Emerging Markets Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Brandes Emerging Markets Value Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Brandes Emerging Markets Value Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.76%
Brandes Emerging Markets Value Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.17%
Brandes Emerging Markets Value Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Brandes Emerging Markets Value Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
Brandes Emerging Markets Value Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.33%
Brandes Emerging Markets Value Fund - Class C | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.78%
Brandes Emerging Markets Value Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.54%
Brandes Emerging Markets Value Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Brandes Emerging Markets Value Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Brandes Emerging Markets Value Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.76%
Brandes Emerging Markets Value Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.17%
Brandes Emerging Markets Value Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Brandes Emerging Markets Value Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
Brandes Emerging Markets Value Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.33%
Brandes Emerging Markets Value Fund - Class I | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.78%
Brandes Emerging Markets Value Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.54%
Brandes Emerging Markets Value Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Brandes Emerging Markets Value Fund - Class I | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Brandes Emerging Markets Value Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.76%
Brandes Emerging Markets Value Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.17%
Brandes Emerging Markets Value Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Brandes Emerging Markets Value Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
Brandes Emerging Markets Value Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.33%
Brandes Emerging Markets Value Fund - Class R6 | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.78%
Brandes Emerging Markets Value Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.54%
Brandes Emerging Markets Value Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Brandes Emerging Markets Value Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Brandes International Small Cap Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
Brandes International Small Cap Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.63%
Brandes International Small Cap Equity Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Brandes International Small Cap Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.45%
Brandes International Small Cap Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.44%
Brandes International Small Cap Equity Fund - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
Brandes International Small Cap Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.19%
Brandes International Small Cap Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
Brandes International Small Cap Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Brandes International Small Cap Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Brandes International Small Cap Equity Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
Brandes International Small Cap Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
Brandes International Small Cap Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.63%
Brandes International Small Cap Equity Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Brandes International Small Cap Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.45%
Brandes International Small Cap Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.44%
Brandes International Small Cap Equity Fund - Class C | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
Brandes International Small Cap Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.19%
Brandes International Small Cap Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
Brandes International Small Cap Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Brandes International Small Cap Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Brandes International Small Cap Equity Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
Brandes International Small Cap Equity Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
Brandes International Small Cap Equity Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.63%
Brandes International Small Cap Equity Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Brandes International Small Cap Equity Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.45%
Brandes International Small Cap Equity Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.44%
Brandes International Small Cap Equity Fund - Class I | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
Brandes International Small Cap Equity Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.19%
Brandes International Small Cap Equity Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
Brandes International Small Cap Equity Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Brandes International Small Cap Equity Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Brandes International Small Cap Equity Fund - Class I | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
Brandes International Small Cap Equity Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
Brandes International Small Cap Equity Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.63%
Brandes International Small Cap Equity Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Brandes International Small Cap Equity Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.45%
Brandes International Small Cap Equity Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.44%
Brandes International Small Cap Equity Fund - Class R6 | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
Brandes International Small Cap Equity Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.19%
Brandes International Small Cap Equity Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
Brandes International Small Cap Equity Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Brandes International Small Cap Equity Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Brandes International Small Cap Equity Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
Brandes Small Cap Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Brandes Small Cap Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.89%
Brandes Small Cap Value Fund - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.25%
Brandes Small Cap Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.66%
Brandes Small Cap Value Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.13%
Brandes Small Cap Value Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
Brandes Small Cap Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
Brandes Small Cap Value Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Brandes Small Cap Value Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Brandes Small Cap Value Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.89%
Brandes Small Cap Value Fund - Class I | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.25%
Brandes Small Cap Value Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.66%
Brandes Small Cap Value Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.13%
Brandes Small Cap Value Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
Brandes Small Cap Value Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
Brandes Small Cap Value Fund - Class I | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Brandes Small Cap Value Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Brandes Small Cap Value Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.89%
Brandes Small Cap Value Fund - Class R6 | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.25%
Brandes Small Cap Value Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.66%
Brandes Small Cap Value Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.13%
Brandes Small Cap Value Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
Brandes Small Cap Value Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
Brandes Small Cap Value Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Brandes Core Plus Fixed Income Fund - Class A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.53%
Brandes Core Plus Fixed Income Fund - Class A | US Governments [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.78%
Brandes Core Plus Fixed Income Fund - Class A | Federal and Federally Sponsored Credits [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%
Brandes Core Plus Fixed Income Fund - Class A | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Brandes Core Plus Fixed Income Fund - Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Brandes Core Plus Fixed Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
Brandes Core Plus Fixed Income Fund - Class I | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.53%
Brandes Core Plus Fixed Income Fund - Class I | US Governments [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.78%
Brandes Core Plus Fixed Income Fund - Class I | Federal and Federally Sponsored Credits [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%
Brandes Core Plus Fixed Income Fund - Class I | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Brandes Core Plus Fixed Income Fund - Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Brandes Core Plus Fixed Income Fund - Class I | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
Brandes Core Plus Fixed Income Fund - Class R6 | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.53%
Brandes Core Plus Fixed Income Fund - Class R6 | US Governments [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.78%
Brandes Core Plus Fixed Income Fund - Class R6 | Federal and Federally Sponsored Credits [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%
Brandes Core Plus Fixed Income Fund - Class R6 | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Brandes Core Plus Fixed Income Fund - Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Brandes Core Plus Fixed Income Fund - Class R6 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
Brandes Separately Managed Account Reserve Trust - Fund Level | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.35%
Brandes Separately Managed Account Reserve Trust - Fund Level | US Governments [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
Brandes Separately Managed Account Reserve Trust - Fund Level | Federal and Federally Sponsored Credits [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Brandes Separately Managed Account Reserve Trust - Fund Level | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
Brandes Separately Managed Account Reserve Trust - Fund Level | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Brandes Separately Managed Account Reserve Trust - Fund Level | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%